Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Other Receivables And Prepaid Expenses	OTHER RECEIVABLES AND PREPAID EXPENSES
The following table presents the components of other receivables and prepaid expenses as of December 31, 2021 and 2020.

	December 31, 2021	December 31, 2020
Prepaid expenses	$93,819	$39,897
Government institutions	100,141	70,880
Derivative instruments	55,048	14,676
Right to use land and buildings	6,225	6,021
Other	23,995	24,856
Total	$279,228	$156,330